Average Annual Total Returns{- Fidelity International Value Fund} - 10.31 Fidelity International Value Fund - AMCIZ PRO-10 - Fidelity International Value Fund	Fidelity Advisor International Value Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor International Value Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor International Value Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor International Value Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor International Value Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor International Value Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor International Value Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor International Value Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor International Value Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor International Value Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor International Value Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor International Value Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor International Value Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor International Value Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor International Value Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor International Value Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor International Value Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor International Value Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor International Value Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor International Value Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor International Value Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor International Value Fund: Class Z Return Before Taxes Inception Date	MS158 Past 1 year	MS158 Past 5 years	MS158 Past 10 years
Total	11.62%	1.66%	2.43%	10.95%	1.28%	1.98%	7.62%	1.36%	1.98%	13.92%	1.84%	2.39%	16.53%	2.07%	2.25%	18.92%	3.16%	3.35%	19.06%		1.31%	[1]	Oct. 02, 2018	16.40%	3.79%	4.18%

[1]	(a)Since inception October 2, 2018.